Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Jul. 31, 2024	Jul. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 28,260					$ 1,383
Accounts receivable, net	90					71
Inventory, net	4,139					3,322
Prepaid expenses	2,328					232
Other current assets	213					177
Total current assets	35,030					5,185
Property and equipment, net	1,572					1,487
Right-of-use assets, net	226					130
Other assets	16					23
Total assets	107,196					6,825
Current liabilities
Accounts payable	4,419					3,830
Accrued liabilities	2,910					3,048
Operating lease liabilities, current	142					79
Convertible notes payable, current						36,430
Term loan, current						1,695
Accrued transaction costs						444
Other accrued liabilities	448					1,572
Total current liabilities	7,919					47,176
Operating lease liabilities, long-term	85					52
Term loan, long-term						143
Other long-term liabilities	3,616					8
Total liabilities	30,635					47,379
Commitments and contingencies (Note 11)
Legacy Adagio's Convertible preferred stock, $0.001 par value; 4,939,946 shares authorized as of December 31, 2023; 4,939,946 shares issued and outstanding as of December 31, 2023, with aggregate liquidation preference of $91,637 as of December 31, 2023			$ 86,783	$ 86,783		91,469	$ 91,469	$ 91,469		$ 91,469
Stockholders' deficit
Common stock, $0.001 par value; 6,594,946 shares authorized as of June 30, 2024 and December 31, 2023; 786,782 shares and 786,510 shares issued as of June 30, 2024 and December 31, 2023, respectively; 780,180 shares and 779,908 shares outstanding as of June 30, 2024 and December 31, 2023, respectively.	1					1
Additional paid-in capital	89,786					1,608
Accumulated other comprehensive income	(9)					17
Accumulated deficit	(13,217)					(133,649)
Total stockholders' equity (deficit)	76,561	$ 72,964	$ (148,315)	(140,506)		(132,023)	(123,507)	(112,876)		(95,877)
Total liabilities, convertible preferred stock, and stockholders' equity (deficit)	$ 107,196					6,825
Adagio Medical Inc
Current assets
Cash and cash equivalents				2,045		1,383				5,547
Accounts receivable, net				167		71
Inventory, net				4,062		3,322				367
Prepaid expenses				182		232				291
Other current assets				180		177				527
Total current assets				6,636		5,185				6,732
Property and equipment, net				1,154		1,487				1,647
Right-of-use assets, net				260		130				292
Other assets				19		23				26
Total assets				8,069		6,825				8,697
Current liabilities
Accounts payable				5,580		3,830				1,011
Accrued liabilities				3,429		3,048				2,157
Operating lease liabilities, current				140		79				163
Convertible notes payable, current				47,964	$ 44,048	36,430	26,584			9,500
Warrant liabilities				417		78
Term loan, current				990		1,695
Accrued transaction costs				145		444
Other accrued liabilities				3,000		1,572				137
Total current liabilities				61,665	57,022	47,176	35,915			12,968
Operating lease liabilities, long-term				121		52				134
Term loan, long-term						143
Other long-term liabilities				6		8				3
Total liabilities				61,792	57,072	47,379	36,554			13,105
Commitments and contingencies (Note 11)
Legacy Adagio's Convertible preferred stock, $0.001 par value; 4,939,946 shares authorized as of December 31, 2023; 4,939,946 shares issued and outstanding as of December 31, 2023, with aggregate liquidation preference of $91,637 as of December 31, 2023				86,783		91,469		91,469		91,469	$ 91,469
Stockholders' deficit
Common stock, $0.001 par value; 6,594,946 shares authorized as of June 30, 2024 and December 31, 2023; 786,782 shares and 786,510 shares issued as of June 30, 2024 and December 31, 2023, respectively; 780,180 shares and 779,908 shares outstanding as of June 30, 2024 and December 31, 2023, respectively.				1		1				1
Additional paid-in capital				6,163		1,608				1,153
Accumulated other comprehensive income				22		17				28
Accumulated deficit				(146,692)	(140,958)	(133,649)	(125,028)			(97,059)
Total stockholders' equity (deficit)				(140,506)	$ (139,218)	(132,023)	$ (123,507)	$ (112,876)	$ (104,722)	(95,877)	$ (72,618)
Total liabilities, convertible preferred stock, and stockholders' equity (deficit)				$ 8,069		$ 6,825				$ 8,697